OPERATING EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Salaries and benefits expense	$ 190	$ 10	$ 3
Professional services	77	18	2
Rent	24	0	0
Technology	42	2	1
Sales and capital taxes	48	1	0
Depreciation of property and equipment	13	0	0
Other	39	4	0
Total operating expenses	$ 433	$ 35	$ 6